Fees Summary	May 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 22,609,332.08
Previously Paid Amount	0
Total Fee Amount	3,461.49
Total Offset Amount	0
Net Fee	$ 3,461.49